Lease Arrangements - Summary of Right of Use Assets Carrying Amount (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee Lease Description [Line Items]
Right of use assets carrying amount	$ 244	$ 484
Office Premise
Lessee Lease Description [Line Items]
Right of use assets carrying amount	127	450
Automobile
Lessee Lease Description [Line Items]
Right of use assets carrying amount	$ 117	$ 34